UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets Income
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.19%
Actual		$ 1,000.00	$ 1,043.90	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Class T	1.20%
Actual		$ 1,000.00	$ 1,043.30	$ 6.08
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.88%
Actual		$ 1,000.00	$ 1,039.90	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Class C	1.93%
Actual		$ 1,000.00	$ 1,039.80	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,044.60	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	11.4	9.0
Turkey	9.0	7.0
Russia	6.8	7.8
Mexico	5.6	4.0
Philippines	5.6	4.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	8.0	6.8
Russian Federation	6.4	7.6
Venezuelan Republic	6.1	6.2
United Mexican States	4.7	3.2
Brazilian Federative Republic	4.4	3.4
	29.6
Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Corporate Bonds 35.0%	Corporate Bonds 28.1%
Government Obligations 60.3%	Government Obligations 59.4%
Supranational Obligations 0.5%	Supranational Obligations 0.4%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 12.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
		Principal Amount (c)	Value
Argentina - 0.4%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 970,000	$ 1,097,555
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		1,170,000	1,181,700
Pan American Energy LLC 7.875% 5/7/21 (e)		950,000	1,014,125
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,065,000	1,033,050
TOTAL ARGENTINA			4,326,430
Bermuda - 0.6%
Noble Group Ltd. 6.75% 1/29/20 (e)		930,000	973,013
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	2,038,701
5% 10/19/25 (e)		3,780,000	3,493,930
TOTAL BERMUDA			6,505,644
Brazil - 1.2%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		2,560,000	2,713,600
Braskem Finance Ltd. 7% 5/7/20 (e)		1,830,000	1,992,413
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,325,000	2,633,063
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		2,675,000	2,822,125
Net Servicos de Comunicacao SA 7.5% 1/27/20		920,000	1,051,100
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,980,000	2,148,300
TOTAL BRAZIL			13,360,601
British Virgin Islands - 0.8%
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		1,585,000	1,610,756
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		2,190,000	2,048,263
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		5,775,000	5,561,903
TOTAL BRITISH VIRGIN ISLANDS			9,220,922
Cayman Islands - 3.4%
CSN Islands XI Corp. 6.875% 9/21/19 (e)		1,910,000	2,081,900
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,226,998
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		9,360,000	9,594,000
Odebrecht Finance Ltd.:
6% 4/5/23 (e)		1,615,000	1,606,925
7% 4/21/20 (e)		1,480,000	1,626,150
7.5% (e)(f)		3,325,000	3,358,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 8,705,000	$ 8,966,585
5.75% 1/20/20		1,795,000	1,914,825
6.875% 1/20/40		4,735,000	5,113,800
8.375% 12/10/18		1,990,000	2,452,679
TOTAL CAYMAN ISLANDS			37,942,112
Colombia - 1.8%
BanColombia SA:
4.25% 1/12/16 (e)		4,955,000	4,979,775
5.95% 6/3/21 (e)		5,385,000	5,446,928
6.125% 7/26/20		3,260,000	3,292,600
Ecopetrol SA 7.625% 7/23/19		4,140,000	4,957,650
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,615,875
TOTAL COLOMBIA			20,292,828
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,961,850
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		1,255,000	1,394,619
Indonesia - 1.3%
PT Adaro Indonesia 7.625% 10/22/19 (e)		2,210,000	2,453,100
PT Pertamina Persero 5.25% 5/23/21 (e)		12,130,000	12,251,300
TOTAL INDONESIA			14,704,400
Ireland - 2.0%
Novatek Finance Ltd. 6.604% 2/3/21 (e)		2,535,000	2,639,696
SCF Capital Ltd. 5.375% 10/27/17 (e)		5,170,000	5,170,000
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,955,000	2,106,513
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)		1,095,000	1,123,799
7.748% 2/2/21 (e)		1,210,000	1,243,275
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	4,192,200
6.8% 11/22/25 (e)		4,980,000	5,048,475
TOTAL IRELAND			21,523,958
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		2,385,000	2,353,971
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		$ 1,510,000	$ 1,562,850
Korea (South) - 1.7%
Export-Import Bank of Korea:
3.75% 10/20/16		2,145,000	2,159,157
5.125% 6/29/20		2,160,000	2,203,200
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		2,460,000	2,702,925
Industrial Bank of Korea 7.125% 4/23/14 (e)		2,120,000	2,387,968
Korea Development Bank 4.375% 8/10/15		1,930,000	2,020,131
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,940,000	2,030,986
POSCO 8.75% 3/26/14 (e)		1,590,000	1,862,526
Woori Bank 5.875% 4/13/21 (e)		3,215,000	3,223,038
TOTAL KOREA (SOUTH)			18,589,931
Luxembourg - 2.7%
ArcelorMittal SA 7% 10/15/39		2,160,000	2,183,963
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,845,000	1,946,475
9.25% 4/23/19 (e)		4,610,000	5,733,918
Gazprom International SA 7.201% 2/1/20		1,909,636	2,091,051
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,769,063
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		1,765,000	1,767,206
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,465,094
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,118,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,265,000	2,593,425
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,386,801
Steel Capital SA 6.7% 10/25/17 (e)		2,575,000	2,636,285
TNK-BP Finance SA:
7.5% 3/13/13 (e)		1,070,000	1,158,275
7.875% 3/13/18 (Reg. S)		1,450,000	1,662,063
VTB Capital SA 6.465% 3/4/15 (e)		1,860,000	1,971,600
TOTAL LUXEMBOURG			29,483,219
Mexico - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,511,400
Bbva Bancomer SA 4.5% 3/10/16 (e)		1,630,000	1,654,450
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos:
6% 3/5/20		$ 2,105,000	$ 2,304,975
6.625% (e)(f)		4,855,000	4,891,413
TOTAL MEXICO			10,362,238
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		1,950,000	2,003,625
Netherlands - 4.3%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	87,018
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		2,390,000	2,646,925
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		5,489,000	5,900,675
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,610,038
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		1,840,000	1,941,200
7% 5/5/20 (e)		1,720,000	1,892,000
8.375% 7/2/13 (e)		1,480,000	1,616,900
9.125% 7/2/18 (e)		5,865,000	7,213,950
11.75% 1/23/15 (e)		1,930,000	2,395,709
Lukoil International Finance BV 6.125% 11/9/20 (e)		2,385,000	2,452,472
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,256,938
7.75% 10/17/16 (Reg. S)		1,720,000	1,999,500
7.75% 1/20/20 (e)		2,900,000	3,393,000
7.875% 6/29/37 (Reg. S)		4,065,000	4,664,588
8% 8/7/19 (e)		1,700,000	2,010,250
Myriad International Holding BV 6.375% 7/28/17 (e)		2,455,000	2,648,331
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		2,150,000	2,150,000
TOTAL NETHERLANDS			46,879,494
Peru - 0.2%
Banco de Credito del Peru 4.75% 3/16/16 (e)		1,845,000	1,821,938
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,818,575
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,250,000	5,036,250
7.39% 12/2/24 (e)		5,760,000	6,825,600
TOTAL PHILIPPINES			15,680,425
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		2,310,000	2,564,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		$ 3,655,000	$ 4,162,314
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		4,430,000	4,585,050
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,745,000	3,294,000
Turkey - 1.0%
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (e)(g)		5,365,000	5,324,763
6.25% 4/20/21 (e)		5,365,000	5,210,756
TOTAL TURKEY			10,535,519
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,982,163
United Kingdom - 0.3%
Afren PLC 11.5% 2/1/16 (e)		1,405,000	1,534,963
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,948,925
TOTAL UNITED KINGDOM			3,483,888
United States of America - 3.2%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,570,550
9% 10/15/14 (e)		3,062,000	3,222,755
Gerdau Holdings, Inc. 7% 1/20/20 (e)		1,365,000	1,515,150
Korea Development Bank 4% 9/9/16		2,580,000	2,640,372
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,062,500
10% 8/15/16		2,955,000	3,427,800
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,415,000	9,826,906
8.625% 2/1/22		8,545,000	10,681,250
TOTAL UNITED STATES OF AMERICA			34,947,283
Venezuela - 5.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,815,000	2,928,013
5.25% 4/12/17		12,015,000	7,539,413
5.375% 4/12/27		20,680,000	10,340,000
5.5% 4/12/37		23,250,000	11,392,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (e)		$ 23,100,000	$ 17,036,250
12.75% 2/17/22 (e)		11,730,000	9,589,275
TOTAL VENEZUELA			58,825,451
TOTAL NONCONVERTIBLE BONDS (Cost $371,685,360)			386,350,823
Government Obligations - 60.3%

Argentina - 2.2%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		11,133,093	9,824,955
(with partial capitalization through 12/31/13) 8.28% 12/31/33		2,325,574	1,988,366
2.5% 12/31/38 (d)		12,110,000	5,267,850
7% 9/12/13		5,705,000	5,792,952
8.75% 6/2/17		1,283,801	1,335,153
TOTAL ARGENTINA			24,209,276
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		3,740,000	4,039,200
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		4,557,000	4,693,710
7.25% 12/15/21 (e)		3,635,000	3,816,750
TOTAL BARBADOS			8,510,460
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		6,380,000	5,742,000
8.95% 1/26/18		925,000	814,000
TOTAL BELARUS			6,556,000
Belize - 0.1%
Belize Government 6% 2/20/29 (d)(e)		2,114,700	1,395,702
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.6%
Bermuda Government 5.603% 7/20/20 (e)		$ 4,078,000	$ 4,516,385
Noble Group Ltd. 6.625% 8/5/20 (e)		1,660,000	1,703,575
TOTAL BERMUDA			6,219,960
Brazil - 4.4%
Brazilian Federative Republic:
5.625% 1/7/41		3,595,000	3,688,470
5.875% 1/15/19		4,815,000	5,568,548
7.125% 1/20/37		3,070,000	3,783,775
8% 1/15/18		1,481,667	1,781,704
8.25% 1/20/34		2,040,000	2,799,900
8.875% 4/15/24		2,290,000	3,274,700
10.125% 5/15/27		3,920,000	6,134,800
11% 8/17/40		5,450,000	7,425,625
12.25% 3/6/30		6,315,000	11,556,450
12.75% 1/15/20		1,225,000	2,021,250
TOTAL BRAZIL			48,035,222
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	4,141,900
Colombia - 2.0%
Colombian Republic:
6.125% 1/18/41		2,580,000	2,805,750
7.375% 3/18/19		2,605,000	3,243,225
7.375% 9/18/37		2,040,000	2,570,400
10.375% 1/28/33		4,490,000	7,094,200
11.75% 2/25/20		4,093,000	6,323,685
TOTAL COLOMBIA			22,037,260
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	6,023,713
Croatia - 1.3%
Croatia Republic:
6.375% 3/24/21 (e)		3,665,000	3,797,856
6.625% 7/14/20 (e)		4,980,000	5,272,575
6.75% 11/5/19 (e)		4,890,000	5,270,002
TOTAL CROATIA			14,340,433
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		$ 1,450,000	$ 1,508,000
9.04% 1/23/18 (e)		1,420,870	1,594,926
TOTAL DOMINICAN REPUBLIC			3,102,926
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		1,695,000	1,686,525
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		1,315,000	1,446,500
7.65% 6/15/35 (Reg. S)		1,725,000	1,785,375
TOTAL EL SALVADOR			3,231,875
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,665,000	1,952,213
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		4,285,000	4,392,125
Ghana - 0.4%
Ghana Republic:
8.5% 10/4/17 (e)		1,375,000	1,550,313
14.25% 7/29/13	GHS	1,330,000	896,600
14.99% 3/11/13	GHS	2,380,000	1,621,313
TOTAL GHANA			4,068,226
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (e)		2,150,000	2,158,063
Indonesia - 4.1%
Indonesian Republic:
5.875% 3/13/20 (e)		3,185,000	3,543,313
6.625% 2/17/37 (e)		3,765,000	4,188,563
6.75% 3/10/14 (Reg. S)		2,515,000	2,801,207
6.875% 3/9/17 (e)		2,990,000	3,502,187
6.875% 1/17/18 (e)		3,825,000	4,480,223
7.25% 4/20/15 (e)		1,615,000	1,879,537
7.5% 1/15/16 (e)		2,310,000	2,740,353
7.75% 1/17/38 (e)		5,465,000	6,844,913
8.5% 10/12/35 (e)		4,815,000	6,500,250
10.375% 5/4/14 (e)		1,715,000	2,098,817
11.625% 3/4/19 (e)		4,665,000	6,892,538
TOTAL INDONESIA			45,471,901
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 11,790,000	$ 10,611,000
Korea (South) - 0.5%
Korean Republic 4% 6/10/12	KRW	5,890,000,000	5,539,188
Lebanon - 1.1%
Lebanese Republic:
4% 12/31/17		4,982,250	4,801,893
9% 3/20/17		2,365,000	2,778,875
11.625% 5/11/16 (Reg. S)		3,290,000	4,170,075
TOTAL LEBANON			11,750,843
Lithuania - 1.4%
Lithuanian Republic:
5.125% 9/14/17 (e)		5,560,000	5,712,900
6.125% 3/9/21 (e)		1,870,000	1,984,538
6.75% 1/15/15 (e)		3,515,000	3,870,894
7.375% 2/11/20 (e)		3,545,000	4,085,613
TOTAL LITHUANIA			15,653,945
Mexico - 4.7%
United Mexican States:
5.125% 1/15/20		6,622,000	7,151,760
5.625% 1/15/17		6,607,000	7,515,463
5.75% 10/12/2110		3,202,000	2,984,264
6.05% 1/11/40		19,442,000	20,686,288
6.75% 9/27/34		3,410,000	3,964,125
11.375% 9/15/16		2,439,000	3,463,380
11.5% 5/15/26		3,595,000	6,650,750
TOTAL MEXICO			52,416,030
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (e)		2,620,000	2,751,000
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		3,725,000	4,535,188
8.75% 11/21/33		2,940,000	4,005,750
TOTAL PERU			8,540,938
Philippines - 4.2%
Philippine Republic:
4% 1/15/21		2,380,000	2,341,444
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
6.375% 10/23/34		$ 7,350,000	$ 8,057,805
6.5% 1/20/20		6,615,000	7,706,475
7.75% 1/14/31		8,955,000	11,283,300
9.5% 2/2/30		3,300,000	4,793,250
10.625% 3/16/25		8,265,000	12,604,125
TOTAL PHILIPPINES			46,786,399
Poland - 0.5%
Polish Government 6.375% 7/15/19		5,350,000	6,099,000
Qatar - 0.5%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,723,258
6.4% 1/20/40 (e)		2,095,000	2,315,729
TOTAL QATAR			6,038,987
Russia - 6.4%
Russian Federation:
3.625% 4/29/15 (e)		5,100,000	5,227,500
5% 4/29/20 (e)		5,100,000	5,259,630
7.5% 3/31/30 (Reg. S)		41,494,050	48,900,718
12.75% 6/24/28 (Reg. S)		6,364,000	11,264,280
TOTAL RUSSIA			70,652,128
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,347,663
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		2,542,500	2,542,500
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		3,680,000	3,707,600
8.25% 10/24/12 (e)		1,460,000	1,556,725
TOTAL SRI LANKA			5,264,325
Turkey - 8.0%
Turkish Republic:
0% 2/20/13	TRY	10,095,000	5,381,802
5.625% 3/30/21		11,425,000	11,956,263
6% 1/14/41		2,700,000	2,629,800
6.75% 4/3/18		1,615,000	1,836,255
6.75% 5/30/40		5,200,000	5,616,000
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
6.875% 3/17/36		$ 7,600,000	$ 8,360,000
7% 9/26/16		1,225,000	1,403,238
7% 3/11/19		5,940,000	6,845,850
7% 6/5/20		4,955,000	5,710,638
7.25% 3/15/15		2,095,000	2,389,348
7.25% 3/5/38		2,445,000	2,810,528
7.375% 2/5/25		7,920,000	9,381,240
7.5% 7/14/17		1,735,000	2,039,493
7.5% 11/7/19		2,255,000	2,676,685
8% 2/14/34		8,380,000	10,403,770
11.875% 1/15/30		5,055,000	8,593,500
TOTAL TURKEY			88,034,410
Ukraine - 2.1%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,145,000	3,278,663
Ukraine Government:
6.25% 6/17/16 (e)		5,605,000	5,599,395
6.385% 6/26/12 (e)		1,260,000	1,291,500
6.58% 11/21/16 (e)		2,095,000	2,111,760
6.75% 11/14/17 (e)		2,690,000	2,703,450
7.65% 6/11/13 (Reg. S)		2,980,000	3,130,490
7.75% 9/23/20 (e)		3,665,000	3,798,773
7.95% 2/23/21 (e)		1,505,000	1,567,458
TOTAL UKRAINE			23,481,489
United States of America - 2.2%
U.S. Treasury Bonds 4.375% 5/15/41		23,782,000	23,748,467
Uruguay - 0.4%
Uruguay Republic 7.625% 3/21/36		3,300,000	4,149,750
Venezuela - 6.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		10,490	285,853
5.75% 2/26/16 (Reg S.)		3,635,000	2,798,950
6% 12/9/20		4,160,000	2,575,040
7.75% 10/13/19 (Reg. S)		12,750,000	9,148,125
8.25% 10/13/24		6,450,000	4,369,875
8.5% 10/8/14		3,490,000	3,158,450
9% 5/7/23 (Reg. S)		9,045,000	6,503,355
9.25% 9/15/27		8,805,000	6,603,750
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 10,105,000	$ 7,053,290
9.375% 1/13/34		3,460,000	2,435,840
10.75% 9/19/13		7,670,000	7,574,125
12.75% 8/23/22		15,995,000	14,315,525
TOTAL VENEZUELA			66,822,178
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		1,445,000	1,538,925
TOTAL GOVERNMENT OBLIGATIONS (Cost $623,344,593)			665,342,145
Supranational Obligations - 0.5%

Central American Bank 5.375% 9/24/14 (e)		1,770,000	1,924,875
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,951,803
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,078,000
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,451,285)			4,954,678
Money Market Funds - 4.0%
		Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $44,492,836)		44,492,836	44,492,836
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,043,974,074)			1,101,140,482
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,878,728
NET ASSETS - 100%			$ 1,103,019,210
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
KRW	-	Korean won
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,508,577 or 37.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,755
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 386,350,823	$ -	$ 386,263,805	$ 87,018
Government Obligations	665,342,145	-	665,342,145	-
Supranational Obligations	4,954,678	-	4,954,678	-
Money Market Funds	44,492,836	44,492,836	-	-
Total Investments in Securities:	$ 1,101,140,482	$ 44,492,836	$ 1,056,560,628	$ 87,018
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(1,382,023)
Total Unrealized Gain (Loss)	1,388,821
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	80,220
Transfers out of Level 3	-
Ending Balance	$ 87,018
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 6,798

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA,AA,A	7.6%
BBB	37.8%
BB	24.0%
B	19.0%
CCC,CC,C	0.1%
Not Rated	5.1%
Equities	0.0%
Short-Term Investments and Net Other Assets	4.2%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,239,615 of which $3,380,295 and $2,859,320 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $999,481,238)	$ 1,056,647,646
Fidelity Central Funds (cost $44,492,836)	44,492,836
Total Investments (cost $1,043,974,074)		$ 1,101,140,482
Cash		1,629,868
Receivable for investments sold		383,249
Receivable for fund shares sold		2,183,377
Interest receivable		19,631,662
Distributions receivable from Fidelity Central Funds		4,688
Other receivables		1,591
Total assets		1,124,974,917

Liabilities
Payable for investments purchased	$ 16,329,272
Payable for fund shares redeemed	2,994,648
Distributions payable	1,565,459
Accrued management fee	605,996
Distribution and service plan fees payable	199,862
Other affiliated payables	201,107
Other payables and accrued expenses	59,363
Total liabilities		21,955,707

Net Assets		$ 1,103,019,210
Net Assets consist of:
Paid in capital		$ 1,044,457,053
Undistributed net investment income		6,750,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,279,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,091,421
Net Assets		$ 1,103,019,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($313,188,182 ÷ 23,121,128 shares)	$ 13.55

Maximum offering price per share (100/96.00 of $13.55)	$ 14.11
Class T: Net Asset Value and redemption price per share ($105,874,963 ÷ 7,844,581 shares)	$ 13.50

Maximum offering price per share (100/96.00 of $13.50)	$ 14.06
Class B: Net Asset Value and offering price per share ($19,306,649 ÷ 1,410,746 shares)A	$ 13.69

Class C: Net Asset Value and offering price per share ($119,286,113 ÷ 8,752,590 shares)A	$ 13.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($545,363,303 ÷ 40,914,114 shares)	$ 13.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 34,824,767
Income from Fidelity Central Funds		31,755
Total income		34,856,522

Expenses
Management fee	$ 3,546,609
Transfer agent fees	957,633
Distribution and service plan fees	1,204,302
Accounting fees and expenses	247,192
Custodian fees and expenses	31,934
Independent trustees' compensation	2,701
Registration fees	120,463
Audit	39,323
Legal	912
Miscellaneous	1,710
Total expenses before reductions	6,152,779
Expense reductions	(64,272)	6,088,507
Net investment income (loss)		28,768,015
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,915,142
Foreign currency transactions	(83,028)
Total net realized gain (loss)		6,832,114
Change in net unrealized appreciation (depreciation) on: Investment securities	9,879,752
Assets and liabilities in foreign currencies	(4,837)
Total change in net unrealized appreciation (depreciation)		9,874,915
Net gain (loss)		16,707,029
Net increase (decrease) in net assets resulting from operations		$ 45,475,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,768,015	$ 44,504,861
Net realized gain (loss)	6,832,114	1,509,426
Change in net unrealized appreciation (depreciation)	9,874,915	23,657,764
Net increase (decrease) in net assets resulting from operations	45,475,044	69,672,051
Distributions to shareholders from net investment income	(26,864,957)	(41,828,114)
Distributions to shareholders from net realized gain	(1,205,889)	(4,787,777)
Total distributions	(28,070,846)	(46,615,891)
Share transactions - net increase (decrease)	23,449,578	478,286,286
Redemption fees	118,428	333,024
Total increase (decrease) in net assets	40,972,204	501,675,470

Net Assets
Beginning of period	1,062,047,006	560,371,536
End of period (including undistributed net investment income of $6,750,185 and undistributed net investment income of $4,847,127, respectively)	$ 1,103,019,210	$ 1,062,047,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Income from Investment Operations
Net investment income (loss) E	.357	.717	.950	.675	.709	.715
Net realized and unrealized gain (loss)	.217	.568	3.126	(2.793)	(.066)	.638
Total from investment operations	.574	1.285	4.076	(2.118)	.643	1.353
Distributions from net investment income	(.330)	(.670)	(.814)	(.664)	(.705)	(.699)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.345)	(.730)	(.829)	(.694)	(.725)	(1.066)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Total Return B,C,D	4.39%	10.28%	44.11%	(17.82)%	5.36%	11.57%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.24%	1.29%	1.32%	1.27%	1.28%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.20%	1.20%	1.18%	1.10%
Expenses net of all reductions	1.19% A	1.20%	1.20%	1.20%	1.17%	1.09%
Net investment income (loss)	5.39% A	5.40%	8.13%	5.94%	5.75%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,188	$ 310,674	$ 167,196	$ 60,543	$ 75,584	$ 65,593
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Income from Investment Operations
Net investment income (loss) E	.355	.714	.924	.676	.704	.701
Net realized and unrealized gain (loss)	.209	.581	3.132	(2.784)	(.074)	.640
Total from investment operations	.564	1.295	4.056	(2.108)	.630	1.341
Distributions from net investment income	(.330)	(.670)	(.814)	(.664)	(.702)	(.687)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.345)	(.730)	(.829)	(.694)	(.722)	(1.054)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Total Return B,C,D	4.33%	10.41%	44.04%	(17.80)%	5.26%	11.49%
Ratios to Average Net Assets F.H
Expenses before reductions	1.23% A	1.24%	1.30%	1.32%	1.29%	1.36%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.20%	1.19%	1.19%
Net investment income (loss)	5.39% A	5.40%	8.13%	5.95%	5.73%	5.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,875	$ 114,786	$ 106,446	$ 87,427	$ 136,031	$ 137,200
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Income from Investment Operations
Net investment income (loss) E	.315	.637	.861	.609	.632	.628
Net realized and unrealized gain (loss)	.213	.580	3.169	(2.812)	(.073)	.642
Total from investment operations	.528	1.217	4.030	(2.203)	.559	1.270
Distributions from net investment income	(.284)	(.582)	(.738)	(.589)	(.621)	(.606)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.299)	(.642)	(.753)	(.619)	(.641)	(.973)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Total Return B,C,D	3.99%	9.63%	43.08%	(18.29)%	4.61%	10.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.93%	1.97%	1.97%	1.94%	2.10%
Expenses net of fee waivers, if any	1.88% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.88% A	1.85%	1.85%	1.85%	1.84%	1.84%
Net investment income (loss)	4.71% A	4.75%	7.48%	5.30%	5.08%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,307	$ 21,843	$ 18,398	$ 14,324	$ 22,418	$ 26,442
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Income from Investment Operations
Net investment income (loss) E	.310	.622	.867	.594	.616	.613
Net realized and unrealized gain (loss)	.215	.572	3.142	(2.798)	(.080)	.645
Total from investment operations	.525	1.194	4.009	(2.204)	.536	1.258
Distributions from net investment income	(.281)	(.569)	(.727)	(.578)	(.608)	(.594)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.296)	(.629)	(.742)	(.608)	(.628)	(.961)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.63	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Total Return B,C,D	3.98%	9.48%	43.02%	(18.37)%	4.44%	10.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.96%	2.02%	2.06%	2.04%	2.12%
Expenses net of fee waivers, if any	1.93% A	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.95%	1.95%	1.95%	1.94%	1.94%
Net investment income (loss)	4.65% A	4.65%	7.38%	5.20%	4.98%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,286	$ 124,907	$ 63,669	$ 22,464	$ 30,962	$ 28,628
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Income from Investment Operations
Net investment income (loss) D	.370	.743	.990	.695	.725	.725
Net realized and unrealized gain (loss)	.203	.568	3.044	(2.745)	(.064)	.628
Total from investment operations	.573	1.311	4.034	(2.050)	.661	1.353
Distributions from net investment income	(.349)	(.706)	(.842)	(.692)	(.733)	(.718)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.364)	(.766)	(.857)	(.722)	(.753)	(1.085)
Redemption fees added to paid in capital D	.001	.005	.003	.002	.002	.002
Net asset value, end of period	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Total Return B,C	4.46%	10.67%	44.29%	(17.52)%	5.58%	11.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.92%	.97%	1.02%	.99%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.90% A	.92%	.95%	.95%	.95%	.94%
Net investment income (loss)	5.68% A	5.68%	8.38%	6.19%	5.97%	5.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545,363	$ 489,838	$ 204,663	$ 32,947	$ 45,232	$ 25,177
Portfolio turnover rate F	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,859,571
Gross unrealized depreciation	(6,432,710)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,426,861

Tax cost	$ 1,039,713,621

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $431,825,236 and $349,793,473, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 382,830	$ 22,927
Class T	-%	.25%	136,502	-
Class B	.65%	.25%	89,977	65,261
Class C	.75%	.25%	594,993	257,465
			$ 1,204,302	$ 345,653

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,040
Class T	6,131
Class B*	18,694
Class C*	27,040
$ 85,905

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 315,956.21
Class T	122,329.23
Class B	25,771.26
Class C	113,730.19
Institutional Class	379,847.15
	$ 957,633

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,850 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20% - 1.25%*	$ 32,904
Class T	1.20% - 1.25%*	13,059
Class B	1.85% - 1.90%*	4,303
Class C	1.95% - 2.00%*	13,656
		$ 63,922

* Expense limitation in effect at period end.

Effective March 1, 2011 the expense limitations were changed to 1.25%, 1.25%, 1.90% and 2.00% for Class A, T, B and C, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $350.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 7,584,943	$ 12,186,295
Class T	2,711,921	5,976,443
Class B	421,938	914,328
Class C	2,488,448	3,972,728
Institutional Class	13,657,707	18,778,320
Total	$ 26,864,957	$ 41,828,114
From net realized gain
Class A	$ 343,619	$ 1,393,614
Class T	126,989	521,718
Class B	23,136	97,418
Class C	137,304	555,098
Institutional Class	574,841	2,219,929
Total	$ 1,205,889	$ 4,787,777

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	4,417,244	15,644,323	$ 58,818,088	$ 208,168,500
Reinvestment of distributions	487,345	841,869	6,495,608	11,180,339
Shares redeemed	(5,102,873)	(6,273,296)	(67,749,970)	(82,997,450)
Net increase (decrease)	(198,284)	10,212,896	$ (2,436,274)	$ 136,351,389
Class T
Shares sold	578,935	3,068,075	$ 7,664,108	$ 40,708,889
Reinvestment of distributions	177,497	416,301	2,356,138	5,498,083
Shares redeemed	(1,558,212)	(3,210,330)	(20,649,868)	(42,651,952)
Net increase (decrease)	(801,780)	274,046	$ (10,629,622)	$ 3,555,020
Class B
Shares sold	55,091	701,294	$ 739,521	$ 9,385,461
Reinvestment of distributions	25,235	59,456	339,517	795,918
Shares redeemed	(292,829)	(566,246)	(3,927,769)	(7,562,381)
Net increase (decrease)	(212,503)	194,504	$ (2,848,731)	$ 2,618,998

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class C
Shares sold	1,337,959	6,058,011	$ 17,944,144	$ 81,407,797
Reinvestment of distributions	155,276	267,388	2,080,948	3,576,622
Shares redeemed	(2,060,714)	(1,968,577)	(27,524,399)	(26,199,626)
Net increase (decrease)	(567,479)	4,356,822	$ (7,499,307)	$ 58,784,793
Institutional Class
Shares sold	10,557,536	27,986,820	$ 138,356,959	$ 367,469,375
Reinvestment of distributions	527,008	827,765	6,914,153	10,850,982
Shares redeemed	(7,517,186)	(7,749,845)	(98,407,600)	(101,344,271)
Net increase (decrease)	3,567,358	21,064,740	$ 46,863,512	$ 276,976,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMI-USAN-0811
1.787773.108

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®
Emerging Markets Income
Fund - Institutional Class

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.19%
Actual		$ 1,000.00	$ 1,043.90	$ 6.03
HypotheticalA		$ 1,000.00	$ 1,018.89	$ 5.96
Class T	1.20%
Actual		$ 1,000.00	$ 1,043.30	$ 6.08
HypotheticalA		$ 1,000.00	$ 1,018.84	$ 6.01
Class B	1.88%
Actual		$ 1,000.00	$ 1,039.90	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Class C	1.93%
Actual		$ 1,000.00	$ 1,039.80	$ 9.76
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Institutional Class	.90%
Actual		$ 1,000.00	$ 1,044.60	$ 4.56
HypotheticalA		$ 1,000.00	$ 1,020.33	$ 4.51

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Countries as of June 30, 2011
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Venezuela	11.4	9.0
Turkey	9.0	7.0
Russia	6.8	7.8
Mexico	5.6	4.0
Philippines	5.6	4.6
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five Holdings as of June 30, 2011
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Turkish Republic	8.0	6.8
Russian Federation	6.4	7.6
Venezuelan Republic	6.1	6.2
United Mexican States	4.7	3.2
Brazilian Federative Republic	4.4	3.4
	29.6
Asset Allocation (% of fund's net assets)
As of June 30, 2011	As of December 31, 2010
Corporate Bonds 35.0%	Corporate Bonds 28.1%
Government Obligations 60.3%	Government Obligations 59.4%
Supranational Obligations 0.5%	Supranational Obligations 0.4%
Short-Term Investments and Net Other Assets 4.2%	Short-Term Investments and Net Other Assets 12.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 35.0%
		Principal Amount (c)	Value
Argentina - 0.4%
City of Buenos Aires 12.5% 4/6/15 (e)		$ 970,000	$ 1,097,555
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		1,170,000	1,181,700
Pan American Energy LLC 7.875% 5/7/21 (e)		950,000	1,014,125
Transportadora de Gas del Sur SA 7.875% 5/14/17 (e)		1,065,000	1,033,050
TOTAL ARGENTINA			4,326,430
Bermuda - 0.6%
Noble Group Ltd. 6.75% 1/29/20 (e)		930,000	973,013
Qtel International Finance Ltd.:
3.375% 10/14/16 (e)		2,045,000	2,038,701
5% 10/19/25 (e)		3,780,000	3,493,930
TOTAL BERMUDA			6,505,644
Brazil - 1.2%
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (e)		2,560,000	2,713,600
Braskem Finance Ltd. 7% 5/7/20 (e)		1,830,000	1,992,413
Centrais Eletricas Brasileiras SA (Electrobras) 6.875% 7/30/19 (e)		2,325,000	2,633,063
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)		2,675,000	2,822,125
Net Servicos de Comunicacao SA 7.5% 1/27/20		920,000	1,051,100
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		1,980,000	2,148,300
TOTAL BRAZIL			13,360,601
British Virgin Islands - 0.8%
Gerdau Trade, Inc. 5.75% 1/30/21 (e)		1,585,000	1,610,756
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		2,190,000	2,048,263
Sinochem Overseas Capital Co. Ltd. 4.5% 11/12/20 (e)		5,775,000	5,561,903
TOTAL BRITISH VIRGIN ISLANDS			9,220,922
Cayman Islands - 3.4%
CSN Islands XI Corp. 6.875% 9/21/19 (e)		1,910,000	2,081,900
Hutchison Whampoa International 09 Ltd. 7.625% 4/9/19 (Reg. S)		1,035,000	1,226,998
Hutchison Whampoa International 10 Ltd. 6% (e)(f)(g)		9,360,000	9,594,000
Odebrecht Finance Ltd.:
6% 4/5/23 (e)		1,615,000	1,606,925
7% 4/21/20 (e)		1,480,000	1,626,150
7.5% (e)(f)		3,325,000	3,358,250
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		$ 8,705,000	$ 8,966,585
5.75% 1/20/20		1,795,000	1,914,825
6.875% 1/20/40		4,735,000	5,113,800
8.375% 12/10/18		1,990,000	2,452,679
TOTAL CAYMAN ISLANDS			37,942,112
Colombia - 1.8%
BanColombia SA:
4.25% 1/12/16 (e)		4,955,000	4,979,775
5.95% 6/3/21 (e)		5,385,000	5,446,928
6.125% 7/26/20		3,260,000	3,292,600
Ecopetrol SA 7.625% 7/23/19		4,140,000	4,957,650
Empresas Publicas de Medellin 7.625% 7/29/19 (e)		1,390,000	1,615,875
TOTAL COLOMBIA			20,292,828
Egypt - 0.2%
African Export-Import Bank 8.75% 11/13/14		1,740,000	1,961,850
Georgia - 0.1%
Georgian Railway Ltd. 9.875% 7/22/15		1,255,000	1,394,619
Indonesia - 1.3%
PT Adaro Indonesia 7.625% 10/22/19 (e)		2,210,000	2,453,100
PT Pertamina Persero 5.25% 5/23/21 (e)		12,130,000	12,251,300
TOTAL INDONESIA			14,704,400
Ireland - 2.0%
Novatek Finance Ltd. 6.604% 2/3/21 (e)		2,535,000	2,639,696
SCF Capital Ltd. 5.375% 10/27/17 (e)		5,170,000	5,170,000
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		1,955,000	2,106,513
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (e)		1,095,000	1,123,799
7.748% 2/2/21 (e)		1,210,000	1,243,275
Vnesheconombank Via VEB Finance Ltd.:
5.45% 11/22/17 (e)		4,110,000	4,192,200
6.8% 11/22/25 (e)		4,980,000	5,048,475
TOTAL IRELAND			21,523,958
Isle of Man - 0.2%
AngloGold Ashanti Holdings PLC 5.375% 4/15/20		2,385,000	2,353,971
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Kazakhstan - 0.1%
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (e)		$ 1,510,000	$ 1,562,850
Korea (South) - 1.7%
Export-Import Bank of Korea:
3.75% 10/20/16		2,145,000	2,159,157
5.125% 6/29/20		2,160,000	2,203,200
Hyundai Capital Services, Inc. 6% 5/5/15 (e)		2,460,000	2,702,925
Industrial Bank of Korea 7.125% 4/23/14 (e)		2,120,000	2,387,968
Korea Development Bank 4.375% 8/10/15		1,930,000	2,020,131
Korea Expressway Corp. 4.5% 3/23/15 (e)		1,940,000	2,030,986
POSCO 8.75% 3/26/14 (e)		1,590,000	1,862,526
Woori Bank 5.875% 4/13/21 (e)		3,215,000	3,223,038
TOTAL KOREA (SOUTH)			18,589,931
Luxembourg - 2.7%
ArcelorMittal SA 7% 10/15/39		2,160,000	2,183,963
Gaz Capital SA (Luxembourg):
6.51% 3/7/22 (e)		1,845,000	1,946,475
9.25% 4/23/19 (e)		4,610,000	5,733,918
Gazprom International SA 7.201% 2/1/20		1,909,636	2,091,051
OJSC Russian Agricultural Bank:
6.299% 5/15/17 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,665,000	1,769,063
6.97% 9/21/16 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (g)		1,765,000	1,767,206
7.125% 1/14/14 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,355,000	1,465,094
7.175% 5/16/13 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		1,040,000	1,118,000
7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (e)		2,265,000	2,593,425
RSHB Capital SA 9% 6/11/14 (e)		1,215,000	1,386,801
Steel Capital SA 6.7% 10/25/17 (e)		2,575,000	2,636,285
TNK-BP Finance SA:
7.5% 3/13/13 (e)		1,070,000	1,158,275
7.875% 3/13/18 (Reg. S)		1,450,000	1,662,063
VTB Capital SA 6.465% 3/4/15 (e)		1,860,000	1,971,600
TOTAL LUXEMBOURG			29,483,219
Mexico - 0.9%
Alestra SA de RL de CV 11.75% 8/11/14		1,320,000	1,511,400
Bbva Bancomer SA 4.5% 3/10/16 (e)		1,630,000	1,654,450
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos:
6% 3/5/20		$ 2,105,000	$ 2,304,975
6.625% (e)(f)		4,855,000	4,891,413
TOTAL MEXICO			10,362,238
Mongolia - 0.2%
Trade & Development Bank of Mongolia LLC 8.5% 10/25/13 (Reg. S)		1,950,000	2,003,625
Netherlands - 4.3%
Bulgaria Steel Finance BV 12% 5/4/13 unit (b)	EUR	600,000	87,018
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		2,390,000	2,646,925
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		5,489,000	5,900,675
Kazakhstan Temir Zholy Finance BV 6.375% 10/6/20 (e)		2,445,000	2,610,038
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		1,840,000	1,941,200
7% 5/5/20 (e)		1,720,000	1,892,000
8.375% 7/2/13 (e)		1,480,000	1,616,900
9.125% 7/2/18 (e)		5,865,000	7,213,950
11.75% 1/23/15 (e)		1,930,000	2,395,709
Lukoil International Finance BV 6.125% 11/9/20 (e)		2,385,000	2,452,472
Majapahit Holding BV:
7.25% 6/28/17 (Reg. S)		1,105,000	1,256,938
7.75% 10/17/16 (Reg. S)		1,720,000	1,999,500
7.75% 1/20/20 (e)		2,900,000	3,393,000
7.875% 6/29/37 (Reg. S)		4,065,000	4,664,588
8% 8/7/19 (e)		1,700,000	2,010,250
Myriad International Holding BV 6.375% 7/28/17 (e)		2,455,000	2,648,331
VimpelCom Holdings BV 7.5043% 3/1/22 (e)		2,150,000	2,150,000
TOTAL NETHERLANDS			46,879,494
Peru - 0.2%
Banco de Credito del Peru 4.75% 3/16/16 (e)		1,845,000	1,821,938
Philippines - 1.4%
National Power Corp. 6.875% 11/2/16 (e)		3,335,000	3,818,575
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (e)		4,250,000	5,036,250
7.39% 12/2/24 (e)		5,760,000	6,825,600
TOTAL PHILIPPINES			15,680,425
Qatar - 0.2%
Qtel International Finance Ltd. 6.5% 6/10/14 (e)		2,310,000	2,564,100
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Russia - 0.4%
MTS International Funding Ltd. 8.625% 6/22/20 (e)		$ 3,655,000	$ 4,162,314
South Africa - 0.4%
Eskom Holdings Ltd. 5.75% 1/26/21 (Reg. S)		4,430,000	4,585,050
Trinidad & Tobago - 0.3%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (e)		2,745,000	3,294,000
Turkey - 1.0%
Turkiye Garanti Bankasi AS:
2.774% 4/20/16 (e)(g)		5,365,000	5,324,763
6.25% 4/20/21 (e)		5,365,000	5,210,756
TOTAL TURKEY			10,535,519
Ukraine - 0.4%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		3,645,000	3,982,163
United Kingdom - 0.3%
Afren PLC 11.5% 2/1/16 (e)		1,405,000	1,534,963
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		1,865,000	1,948,925
TOTAL UNITED KINGDOM			3,483,888
United States of America - 3.2%
Drummond Co., Inc.:
7.375% 2/15/16		1,555,000	1,570,550
9% 10/15/14 (e)		3,062,000	3,222,755
Gerdau Holdings, Inc. 7% 1/20/20 (e)		1,365,000	1,515,150
Korea Development Bank 4% 9/9/16		2,580,000	2,640,372
NII Capital Corp.:
8.875% 12/15/19		1,875,000	2,062,500
10% 8/15/16		2,955,000	3,427,800
Pemex Project Funding Master Trust:
6.625% 6/15/35		9,415,000	9,826,906
8.625% 2/1/22		8,545,000	10,681,250
TOTAL UNITED STATES OF AMERICA			34,947,283
Venezuela - 5.3%
Petroleos de Venezuela SA:
4.9% 10/28/14		3,815,000	2,928,013
5.25% 4/12/17		12,015,000	7,539,413
5.375% 4/12/27		20,680,000	10,340,000
5.5% 4/12/37		23,250,000	11,392,500
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Venezuela - continued
Petroleos de Venezuela SA 144A:
8.5% 11/2/17 (e)		$ 23,100,000	$ 17,036,250
12.75% 2/17/22 (e)		11,730,000	9,589,275
TOTAL VENEZUELA			58,825,451
TOTAL NONCONVERTIBLE BONDS (Cost $371,685,360)			386,350,823
Government Obligations - 60.3%

Argentina - 2.2%
Argentine Republic:
discount:
(with partial capitalization through 12/31/13) 8.28% 12/31/33		11,133,093	9,824,955
(with partial capitalization through 12/31/13) 8.28% 12/31/33		2,325,574	1,988,366
2.5% 12/31/38 (d)		12,110,000	5,267,850
7% 9/12/13		5,705,000	5,792,952
8.75% 6/2/17		1,283,801	1,335,153
TOTAL ARGENTINA			24,209,276
Bahamas (Nassau) - 0.4%
Bahamian Republic 6.95% 11/20/29 (e)		3,740,000	4,039,200
Barbados - 0.8%
Barbados Government:
7% 8/4/22 (e)		4,557,000	4,693,710
7.25% 12/15/21 (e)		3,635,000	3,816,750
TOTAL BARBADOS			8,510,460
Belarus - 0.6%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		6,380,000	5,742,000
8.95% 1/26/18		925,000	814,000
TOTAL BELARUS			6,556,000
Belize - 0.1%
Belize Government 6% 2/20/29 (d)(e)		2,114,700	1,395,702
Government Obligations - continued
		Principal Amount (c)	Value
Bermuda - 0.6%
Bermuda Government 5.603% 7/20/20 (e)		$ 4,078,000	$ 4,516,385
Noble Group Ltd. 6.625% 8/5/20 (e)		1,660,000	1,703,575
TOTAL BERMUDA			6,219,960
Brazil - 4.4%
Brazilian Federative Republic:
5.625% 1/7/41		3,595,000	3,688,470
5.875% 1/15/19		4,815,000	5,568,548
7.125% 1/20/37		3,070,000	3,783,775
8% 1/15/18		1,481,667	1,781,704
8.25% 1/20/34		2,040,000	2,799,900
8.875% 4/15/24		2,290,000	3,274,700
10.125% 5/15/27		3,920,000	6,134,800
11% 8/17/40		5,450,000	7,425,625
12.25% 3/6/30		6,315,000	11,556,450
12.75% 1/15/20		1,225,000	2,021,250
TOTAL BRAZIL			48,035,222
Cayman Islands - 0.4%
Cayman Island Government 5.95% 11/24/19 (e)		3,880,000	4,141,900
Colombia - 2.0%
Colombian Republic:
6.125% 1/18/41		2,580,000	2,805,750
7.375% 3/18/19		2,605,000	3,243,225
7.375% 9/18/37		2,040,000	2,570,400
10.375% 1/28/33		4,490,000	7,094,200
11.75% 2/25/20		4,093,000	6,323,685
TOTAL COLOMBIA			22,037,260
Congo - 0.5%
Congo Republic 3% 6/30/29 (d)		9,267,250	6,023,713
Croatia - 1.3%
Croatia Republic:
6.375% 3/24/21 (e)		3,665,000	3,797,856
6.625% 7/14/20 (e)		4,980,000	5,272,575
6.75% 11/5/19 (e)		4,890,000	5,270,002
TOTAL CROATIA			14,340,433
Government Obligations - continued
		Principal Amount (c)	Value
Dominican Republic - 0.3%
Dominican Republic:
7.5% 5/6/21 (e)		$ 1,450,000	$ 1,508,000
9.04% 1/23/18 (e)		1,420,870	1,594,926
TOTAL DOMINICAN REPUBLIC			3,102,926
Ecuador - 0.1%
Ecuador Republic 9.375% 12/15/15 (e)		1,695,000	1,686,525
El Salvador - 0.3%
El Salvador Republic:
7.375% 12/1/19 (e)		1,315,000	1,446,500
7.65% 6/15/35 (Reg. S)		1,725,000	1,785,375
TOTAL EL SALVADOR			3,231,875
Gabon - 0.2%
Gabonese Republic 8.2% 12/12/17 (e)		1,665,000	1,952,213
Georgia - 0.4%
Georgia Republic 6.875% 4/12/21 (e)		4,285,000	4,392,125
Ghana - 0.4%
Ghana Republic:
8.5% 10/4/17 (e)		1,375,000	1,550,313
14.25% 7/29/13	GHS	1,330,000	896,600
14.99% 3/11/13	GHS	2,380,000	1,621,313
TOTAL GHANA			4,068,226
Iceland - 0.2%
Republic of Iceland 4.875% 6/16/16 (e)		2,150,000	2,158,063
Indonesia - 4.1%
Indonesian Republic:
5.875% 3/13/20 (e)		3,185,000	3,543,313
6.625% 2/17/37 (e)		3,765,000	4,188,563
6.75% 3/10/14 (Reg. S)		2,515,000	2,801,207
6.875% 3/9/17 (e)		2,990,000	3,502,187
6.875% 1/17/18 (e)		3,825,000	4,480,223
7.25% 4/20/15 (e)		1,615,000	1,879,537
7.5% 1/15/16 (e)		2,310,000	2,740,353
7.75% 1/17/38 (e)		5,465,000	6,844,913
8.5% 10/12/35 (e)		4,815,000	6,500,250
10.375% 5/4/14 (e)		1,715,000	2,098,817
11.625% 3/4/19 (e)		4,665,000	6,892,538
TOTAL INDONESIA			45,471,901
Government Obligations - continued
		Principal Amount (c)	Value
Iraq - 1.0%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		$ 11,790,000	$ 10,611,000
Korea (South) - 0.5%
Korean Republic 4% 6/10/12	KRW	5,890,000,000	5,539,188
Lebanon - 1.1%
Lebanese Republic:
4% 12/31/17		4,982,250	4,801,893
9% 3/20/17		2,365,000	2,778,875
11.625% 5/11/16 (Reg. S)		3,290,000	4,170,075
TOTAL LEBANON			11,750,843
Lithuania - 1.4%
Lithuanian Republic:
5.125% 9/14/17 (e)		5,560,000	5,712,900
6.125% 3/9/21 (e)		1,870,000	1,984,538
6.75% 1/15/15 (e)		3,515,000	3,870,894
7.375% 2/11/20 (e)		3,545,000	4,085,613
TOTAL LITHUANIA			15,653,945
Mexico - 4.7%
United Mexican States:
5.125% 1/15/20		6,622,000	7,151,760
5.625% 1/15/17		6,607,000	7,515,463
5.75% 10/12/2110		3,202,000	2,984,264
6.05% 1/11/40		19,442,000	20,686,288
6.75% 9/27/34		3,410,000	3,964,125
11.375% 9/15/16		2,439,000	3,463,380
11.5% 5/15/26		3,595,000	6,650,750
TOTAL MEXICO			52,416,030
Nigeria - 0.2%
Republic of Nigeria 6.75% 1/28/21 (e)		2,620,000	2,751,000
Peru - 0.8%
Peruvian Republic:
7.35% 7/21/25		3,725,000	4,535,188
8.75% 11/21/33		2,940,000	4,005,750
TOTAL PERU			8,540,938
Philippines - 4.2%
Philippine Republic:
4% 1/15/21		2,380,000	2,341,444
Government Obligations - continued
		Principal Amount (c)	Value
Philippines - continued
Philippine Republic: - continued
6.375% 10/23/34		$ 7,350,000	$ 8,057,805
6.5% 1/20/20		6,615,000	7,706,475
7.75% 1/14/31		8,955,000	11,283,300
9.5% 2/2/30		3,300,000	4,793,250
10.625% 3/16/25		8,265,000	12,604,125
TOTAL PHILIPPINES			46,786,399
Poland - 0.5%
Polish Government 6.375% 7/15/19		5,350,000	6,099,000
Qatar - 0.5%
State of Qatar:
4% 1/20/15 (e)		3,555,000	3,723,258
6.4% 1/20/40 (e)		2,095,000	2,315,729
TOTAL QATAR			6,038,987
Russia - 6.4%
Russian Federation:
3.625% 4/29/15 (e)		5,100,000	5,227,500
5% 4/29/20 (e)		5,100,000	5,259,630
7.5% 3/31/30 (Reg. S)		41,494,050	48,900,718
12.75% 6/24/28 (Reg. S)		6,364,000	11,264,280
TOTAL RUSSIA			70,652,128
Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (e)		1,310,000	1,347,663
Serbia - 0.2%
Republic of Serbia 6.75% 11/1/24 (e)		2,542,500	2,542,500
Sri Lanka - 0.5%
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (e)		3,680,000	3,707,600
8.25% 10/24/12 (e)		1,460,000	1,556,725
TOTAL SRI LANKA			5,264,325
Turkey - 8.0%
Turkish Republic:
0% 2/20/13	TRY	10,095,000	5,381,802
5.625% 3/30/21		11,425,000	11,956,263
6% 1/14/41		2,700,000	2,629,800
6.75% 4/3/18		1,615,000	1,836,255
6.75% 5/30/40		5,200,000	5,616,000
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
6.875% 3/17/36		$ 7,600,000	$ 8,360,000
7% 9/26/16		1,225,000	1,403,238
7% 3/11/19		5,940,000	6,845,850
7% 6/5/20		4,955,000	5,710,638
7.25% 3/15/15		2,095,000	2,389,348
7.25% 3/5/38		2,445,000	2,810,528
7.375% 2/5/25		7,920,000	9,381,240
7.5% 7/14/17		1,735,000	2,039,493
7.5% 11/7/19		2,255,000	2,676,685
8% 2/14/34		8,380,000	10,403,770
11.875% 1/15/30		5,055,000	8,593,500
TOTAL TURKEY			88,034,410
Ukraine - 2.1%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		3,145,000	3,278,663
Ukraine Government:
6.25% 6/17/16 (e)		5,605,000	5,599,395
6.385% 6/26/12 (e)		1,260,000	1,291,500
6.58% 11/21/16 (e)		2,095,000	2,111,760
6.75% 11/14/17 (e)		2,690,000	2,703,450
7.65% 6/11/13 (Reg. S)		2,980,000	3,130,490
7.75% 9/23/20 (e)		3,665,000	3,798,773
7.95% 2/23/21 (e)		1,505,000	1,567,458
TOTAL UKRAINE			23,481,489
United States of America - 2.2%
U.S. Treasury Bonds 4.375% 5/15/41		23,782,000	23,748,467
Uruguay - 0.4%
Uruguay Republic 7.625% 3/21/36		3,300,000	4,149,750
Venezuela - 6.1%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		10,490	285,853
5.75% 2/26/16 (Reg S.)		3,635,000	2,798,950
6% 12/9/20		4,160,000	2,575,040
7.75% 10/13/19 (Reg. S)		12,750,000	9,148,125
8.25% 10/13/24		6,450,000	4,369,875
8.5% 10/8/14		3,490,000	3,158,450
9% 5/7/23 (Reg. S)		9,045,000	6,503,355
9.25% 9/15/27		8,805,000	6,603,750
Government Obligations - continued
		Principal Amount (c)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 10,105,000	$ 7,053,290
9.375% 1/13/34		3,460,000	2,435,840
10.75% 9/19/13		7,670,000	7,574,125
12.75% 8/23/22		15,995,000	14,315,525
TOTAL VENEZUELA			66,822,178
Vietnam - 0.1%
Vietnamese Socialist Republic 6.875% 1/15/16 (e)		1,445,000	1,538,925
TOTAL GOVERNMENT OBLIGATIONS (Cost $623,344,593)			665,342,145
Supranational Obligations - 0.5%

Central American Bank 5.375% 9/24/14 (e)		1,770,000	1,924,875
Corporacion Andina de Fomento 8.125% 6/4/19		1,610,000	1,951,803
Eurasian Development Bank 7.375% 9/29/14 (e)		980,000	1,078,000
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,451,285)			4,954,678
Money Market Funds - 4.0%
		Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $44,492,836)		44,492,836	44,492,836
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,043,974,074)			1,101,140,482
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,878,728
NET ASSETS - 100%			$ 1,103,019,210
Currency Abbreviations
EUR	-	European Monetary Unit
GHS	-	Ghana Cedi
KRW	-	Korean won
TRY	-	New Turkish Lira
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $411,508,577 or 37.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,755
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 386,350,823	$ -	$ 386,263,805	$ 87,018
Government Obligations	665,342,145	-	665,342,145	-
Supranational Obligations	4,954,678	-	4,954,678	-
Money Market Funds	44,492,836	44,492,836	-	-
Total Investments in Securities:	$ 1,101,140,482	$ 44,492,836	$ 1,056,560,628	$ 87,018
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	(1,382,023)
Total Unrealized Gain (Loss)	1,388,821
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	80,220
Transfers out of Level 3	-
Ending Balance	$ 87,018
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 6,798

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	2.2%
AAA,AA,A	7.6%
BBB	37.8%
BB	24.0%
B	19.0%
CCC,CC,C	0.1%
Not Rated	5.1%
Equities	0.0%
Short-Term Investments and Net Other Assets	4.2%
100.0%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Percentages are adjusted for the effect of futures contracts, if applicable.

Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $6,239,615 of which $3,380,295 and $2,859,320 will expire in fiscal 2016 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $999,481,238)	$ 1,056,647,646
Fidelity Central Funds (cost $44,492,836)	44,492,836
Total Investments (cost $1,043,974,074)		$ 1,101,140,482
Cash		1,629,868
Receivable for investments sold		383,249
Receivable for fund shares sold		2,183,377
Interest receivable		19,631,662
Distributions receivable from Fidelity Central Funds		4,688
Other receivables		1,591
Total assets		1,124,974,917

Liabilities
Payable for investments purchased	$ 16,329,272
Payable for fund shares redeemed	2,994,648
Distributions payable	1,565,459
Accrued management fee	605,996
Distribution and service plan fees payable	199,862
Other affiliated payables	201,107
Other payables and accrued expenses	59,363
Total liabilities		21,955,707

Net Assets		$ 1,103,019,210
Net Assets consist of:
Paid in capital		$ 1,044,457,053
Undistributed net investment income		6,750,185
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(5,279,449)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		57,091,421
Net Assets		$ 1,103,019,210

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($313,188,182 ÷ 23,121,128 shares)	$ 13.55

Maximum offering price per share (100/96.00 of $13.55)	$ 14.11
Class T: Net Asset Value and redemption price per share ($105,874,963 ÷ 7,844,581 shares)	$ 13.50

Maximum offering price per share (100/96.00 of $13.50)	$ 14.06
Class B: Net Asset Value and offering price per share ($19,306,649 ÷ 1,410,746 shares)A	$ 13.69

Class C: Net Asset Value and offering price per share ($119,286,113 ÷ 8,752,590 shares)A	$ 13.63

Institutional Class: Net Asset Value, offering price and redemption price per share ($545,363,303 ÷ 40,914,114 shares)	$ 13.33

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended June 30, 2011 (Unaudited)

Investment Income
Interest		$ 34,824,767
Income from Fidelity Central Funds		31,755
Total income		34,856,522

Expenses
Management fee	$ 3,546,609
Transfer agent fees	957,633
Distribution and service plan fees	1,204,302
Accounting fees and expenses	247,192
Custodian fees and expenses	31,934
Independent trustees' compensation	2,701
Registration fees	120,463
Audit	39,323
Legal	912
Miscellaneous	1,710
Total expenses before reductions	6,152,779
Expense reductions	(64,272)	6,088,507
Net investment income (loss)		28,768,015
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,915,142
Foreign currency transactions	(83,028)
Total net realized gain (loss)		6,832,114
Change in net unrealized appreciation (depreciation) on: Investment securities	9,879,752
Assets and liabilities in foreign currencies	(4,837)
Total change in net unrealized appreciation (depreciation)		9,874,915
Net gain (loss)		16,707,029
Net increase (decrease) in net assets resulting from operations		$ 45,475,044

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 28,768,015	$ 44,504,861
Net realized gain (loss)	6,832,114	1,509,426
Change in net unrealized appreciation (depreciation)	9,874,915	23,657,764
Net increase (decrease) in net assets resulting from operations	45,475,044	69,672,051
Distributions to shareholders from net investment income	(26,864,957)	(41,828,114)
Distributions to shareholders from net realized gain	(1,205,889)	(4,787,777)
Total distributions	(28,070,846)	(46,615,891)
Share transactions - net increase (decrease)	23,449,578	478,286,286
Redemption fees	118,428	333,024
Total increase (decrease) in net assets	40,972,204	501,675,470

Net Assets
Beginning of period	1,062,047,006	560,371,536
End of period (including undistributed net investment income of $6,750,185 and undistributed net investment income of $4,847,127, respectively)	$ 1,103,019,210	$ 1,062,047,006

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40	$ 12.11
Income from Investment Operations
Net investment income (loss) E	.357	.717	.950	.675	.709	.715
Net realized and unrealized gain (loss)	.217	.568	3.126	(2.793)	(.066)	.638
Total from investment operations	.574	1.285	4.076	(2.118)	.643	1.353
Distributions from net investment income	(.330)	(.670)	(.814)	(.664)	(.705)	(.699)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.345)	(.730)	(.829)	(.694)	(.725)	(1.066)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.55	$ 13.32	$ 12.76	$ 9.51	$ 12.32	$ 12.40
Total Return B,C,D	4.39%	10.28%	44.11%	(17.82)%	5.36%	11.57%
Ratios to Average Net Assets F,H
Expenses before reductions	1.21% A	1.24%	1.29%	1.32%	1.27%	1.28%
Expenses net of fee waivers, if any	1.19% A	1.20%	1.20%	1.20%	1.18%	1.10%
Expenses net of all reductions	1.19% A	1.20%	1.20%	1.20%	1.17%	1.09%
Net investment income (loss)	5.39% A	5.40%	8.13%	5.94%	5.75%	5.80%
Supplemental Data
Net assets, end of period (000 omitted)	$ 313,188	$ 310,674	$ 167,196	$ 60,543	$ 75,584	$ 65,593
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37	$ 12.08
Income from Investment Operations
Net investment income (loss) E	.355	.714	.924	.676	.704	.701
Net realized and unrealized gain (loss)	.209	.581	3.132	(2.784)	(.074)	.640
Total from investment operations	.564	1.295	4.056	(2.108)	.630	1.341
Distributions from net investment income	(.330)	(.670)	(.814)	(.664)	(.702)	(.687)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.345)	(.730)	(.829)	(.694)	(.722)	(1.054)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.50	$ 13.28	$ 12.71	$ 9.48	$ 12.28	$ 12.37
Total Return B,C,D	4.33%	10.41%	44.04%	(17.80)%	5.26%	11.49%
Ratios to Average Net Assets F.H
Expenses before reductions	1.23% A	1.24%	1.30%	1.32%	1.29%	1.36%
Expenses net of fee waivers, if any	1.20% A	1.20%	1.20%	1.20%	1.20%	1.20%
Expenses net of all reductions	1.20% A	1.20%	1.20%	1.20%	1.19%	1.19%
Net investment income (loss)	5.39% A	5.40%	8.13%	5.95%	5.73%	5.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,875	$ 114,786	$ 106,446	$ 87,427	$ 136,031	$ 137,200
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50	$ 12.20
Income from Investment Operations
Net investment income (loss) E	.315	.637	.861	.609	.632	.628
Net realized and unrealized gain (loss)	.213	.580	3.169	(2.812)	(.073)	.642
Total from investment operations	.528	1.217	4.030	(2.203)	.559	1.270
Distributions from net investment income	(.284)	(.582)	(.738)	(.589)	(.621)	(.606)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.299)	(.642)	(.753)	(.619)	(.641)	(.973)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.69	$ 13.46	$ 12.88	$ 9.60	$ 12.42	$ 12.50
Total Return B,C,D	3.99%	9.63%	43.08%	(18.29)%	4.61%	10.74%
Ratios to Average Net Assets F,H
Expenses before reductions	1.92% A	1.93%	1.97%	1.97%	1.94%	2.10%
Expenses net of fee waivers, if any	1.88% A	1.85%	1.85%	1.85%	1.85%	1.85%
Expenses net of all reductions	1.88% A	1.85%	1.85%	1.85%	1.84%	1.84%
Net investment income (loss)	4.71% A	4.75%	7.48%	5.30%	5.08%	5.06%
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,307	$ 21,843	$ 18,398	$ 14,324	$ 22,418	$ 26,442
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46	$ 12.16
Income from Investment Operations
Net investment income (loss) E	.310	.622	.867	.594	.616	.613
Net realized and unrealized gain (loss)	.215	.572	3.142	(2.798)	(.080)	.645
Total from investment operations	.525	1.194	4.009	(2.204)	.536	1.258
Distributions from net investment income	(.281)	(.569)	(.727)	(.578)	(.608)	(.594)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.296)	(.629)	(.742)	(.608)	(.628)	(.961)
Redemption fees added to paid in capital E	.001	.005	.003	.002	.002	.003
Net asset value, end of period	$ 13.63	$ 13.40	$ 12.83	$ 9.56	$ 12.37	$ 12.46
Total Return B,C,D	3.98%	9.48%	43.02%	(18.37)%	4.44%	10.66%
Ratios to Average Net Assets F,H
Expenses before reductions	1.96% A	1.96%	2.02%	2.06%	2.04%	2.12%
Expenses net of fee waivers, if any	1.93% A	1.95%	1.95%	1.95%	1.95%	1.95%
Expenses net of all reductions	1.93% A	1.95%	1.95%	1.95%	1.94%	1.94%
Net investment income (loss)	4.65% A	4.65%	7.38%	5.20%	4.98%	4.95%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,286	$ 124,907	$ 63,669	$ 22,464	$ 30,962	$ 28,628
Portfolio turnover rate G	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25	$ 11.98
Income from Investment Operations
Net investment income (loss) D	.370	.743	.990	.695	.725	.725
Net realized and unrealized gain (loss)	.203	.568	3.044	(2.745)	(.064)	.628
Total from investment operations	.573	1.311	4.034	(2.050)	.661	1.353
Distributions from net investment income	(.349)	(.706)	(.842)	(.692)	(.733)	(.718)
Distributions from net realized gain	(.015)	(.060)	(.015)	(.030)	(.020)	(.367)
Total distributions	(.364)	(.766)	(.857)	(.722)	(.753)	(1.085)
Redemption fees added to paid in capital D	.001	.005	.003	.002	.002	.002
Net asset value, end of period	$ 13.33	$ 13.12	$ 12.57	$ 9.39	$ 12.16	$ 12.25
Total Return B,C	4.46%	10.67%	44.29%	(17.52)%	5.58%	11.70%
Ratios to Average Net Assets E,G
Expenses before reductions	.90% A	.92%	.97%	1.02%	.99%	1.02%
Expenses net of fee waivers, if any	.90% A	.92%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.90% A	.92%	.95%	.95%	.95%	.94%
Net investment income (loss)	5.68% A	5.68%	8.38%	6.19%	5.97%	5.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 545,363	$ 489,838	$ 204,663	$ 32,947	$ 45,232	$ 25,177
Portfolio turnover rate F	97% A	96%	123%	57%	72%	105%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

1. Organization.

Fidelity Advisor Emerging Markets Income Fund (the Fund) is a non-diversified fund of Fidelity Advisor Series VIII (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, supranational obligations and U.S. government and government agency obligations,

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount, contingent interest, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 67,859,571
Gross unrealized depreciation	(6,432,710)
Net unrealized appreciation (depreciation) on securities and other investments	$ 61,426,861

Tax cost	$ 1,039,713,621

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.00% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $431,825,236 and $349,793,473, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .55% of the Fund's average net assets and a group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .67% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 382,830	$ 22,927
Class T	-%	.25%	136,502	-
Class B	.65%	.25%	89,977	65,261
Class C	.75%	.25%	594,993	257,465
			$ 1,204,302	$ 345,653

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 34,040
Class T	6,131
Class B*	18,694
Class C*	27,040
$ 85,905

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 315,956.21
Class T	122,329.23
Class B	25,771.26
Class C	113,730.19
Institutional Class	379,847.15
	$ 957,633

* Annualized

Accounting Fees. Fidelity Service Company, Inc.(FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,850 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser

Class A	1.20% - 1.25%*	$ 32,904
Class T	1.20% - 1.25%*	13,059
Class B	1.85% - 1.90%*	4,303
Class C	1.95% - 2.00%*	13,656
		$ 63,922

* Expense limitation in effect at period end.

Effective March 1, 2011 the expense limitations were changed to 1.25%, 1.25%, 1.90% and 2.00% for Class A, T, B and C, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $350.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Class A	$ 7,584,943	$ 12,186,295
Class T	2,711,921	5,976,443
Class B	421,938	914,328
Class C	2,488,448	3,972,728
Institutional Class	13,657,707	18,778,320
Total	$ 26,864,957	$ 41,828,114
From net realized gain
Class A	$ 343,619	$ 1,393,614
Class T	126,989	521,718
Class B	23,136	97,418
Class C	137,304	555,098
Institutional Class	574,841	2,219,929
Total	$ 1,205,889	$ 4,787,777

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	4,417,244	15,644,323	$ 58,818,088	$ 208,168,500
Reinvestment of distributions	487,345	841,869	6,495,608	11,180,339
Shares redeemed	(5,102,873)	(6,273,296)	(67,749,970)	(82,997,450)
Net increase (decrease)	(198,284)	10,212,896	$ (2,436,274)	$ 136,351,389
Class T
Shares sold	578,935	3,068,075	$ 7,664,108	$ 40,708,889
Reinvestment of distributions	177,497	416,301	2,356,138	5,498,083
Shares redeemed	(1,558,212)	(3,210,330)	(20,649,868)	(42,651,952)
Net increase (decrease)	(801,780)	274,046	$ (10,629,622)	$ 3,555,020
Class B
Shares sold	55,091	701,294	$ 739,521	$ 9,385,461
Reinvestment of distributions	25,235	59,456	339,517	795,918
Shares redeemed	(292,829)	(566,246)	(3,927,769)	(7,562,381)
Net increase (decrease)	(212,503)	194,504	$ (2,848,731)	$ 2,618,998

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class C
Shares sold	1,337,959	6,058,011	$ 17,944,144	$ 81,407,797
Reinvestment of distributions	155,276	267,388	2,080,948	3,576,622
Shares redeemed	(2,060,714)	(1,968,577)	(27,524,399)	(26,199,626)
Net increase (decrease)	(567,479)	4,356,822	$ (7,499,307)	$ 58,784,793
Institutional Class
Shares sold	10,557,536	27,986,820	$ 138,356,959	$ 367,469,375
Reinvestment of distributions	527,008	827,765	6,914,153	10,850,982
Shares redeemed	(7,517,186)	(7,749,845)	(98,407,600)	(101,344,271)
Net increase (decrease)	3,567,358	21,064,740	$ 46,863,512	$ 276,976,086

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund's relatively large investments in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and income they generate, as well as the Fund's ability to repatriate such amounts.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

EMII-USAN-0811
1.787774.108

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series VIII's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011